Fair Value of Financial Instruments - Fair Value of Fixed-Rate Notes (Details) $ in Thousands	Mar. 31, 2019 USD ($)
7.50% Senior Notes due 2023
Fair Value of Fixed - Rate Notes
Fair value of fixed - rate notes	$ 626,621
6.125% Senior Notes due 2025
Fair Value of Fixed - Rate Notes
Fair value of fixed - rate notes	$ 375,126